SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Anti-dilutive securities	2,357,334	66,667	86,246
Weighted-average estimated fair value of options granted	$ 0.256
Equipment [Member]
Estimated useful life	3 years